Basis of Presentation and Our Divisions (Segment Reporting Information by Total Assets and Capital Spending) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Total Assets		$ 70,509	$ 77,478
Capital Spending		2,859	2,795	$ 2,714
FLNA
Segment Reporting Information [Line Items]
Total Assets		5,307	5,308
Capital Spending		$ 519	423	365
Total Assets , Percentage		8.00%
Capital Spending, Percentage		18.00%
QFNA
Segment Reporting Information [Line Items]
Total Assets		$ 982	983
Capital Spending		$ 58	38	37
Total Assets , Percentage		1.00%
Capital Spending, Percentage		2.00%
NAB
Segment Reporting Information [Line Items]
Total Assets		$ 28,665	29,176
Capital Spending		$ 708	705	681
Total Assets , Percentage		43.00%
Capital Spending, Percentage		25.00%
Latin America
Segment Reporting Information [Line Items]
Total Assets		$ 6,283	6,003
Capital Spending		$ 379	395	457
Total Assets , Percentage		7.00%
Capital Spending, Percentage		13.00%
ESSA
Segment Reporting Information [Line Items]
Total Assets	[1]	$ 13,934	18,725
Capital Spending		$ 502	551	576
Total Assets , Percentage		20.00%
Capital Spending, Percentage		18.00%
AMENA
Segment Reporting Information [Line Items]
Total Assets		$ 5,855	5,731
Capital Spending		$ 517	530	509
Total Assets , Percentage		8.00%
Capital Spending, Percentage		18.00%
Total Division
Segment Reporting Information [Line Items]
Total Assets		$ 61,026	65,926
Capital Spending		2,683	2,642	2,625
Corporate
Segment Reporting Information [Line Items]
Total Assets	[2]	9,483	11,552
Capital Spending	[2]	$ 176	153	89
Total Assets , Percentage		13.00%
Capital Spending, Percentage		6.00%
Total, Capital Spending [Member]
Segment Reporting Information [Line Items]
Capital Spending		$ 2,859	$ 2,795	$ 2,714

[1]	The change in total assets in 2014 primarily reflects the depreciation of the Russian ruble.
[2]	Corporate assets consist principally of cash and cash equivalents, short-term investments, derivative instruments, property, plant and equipment and certain pension and tax assets. In 2014, the change in total Corporate assets was primarily due to the decrease in cash and cash equivalents and certain pension assets, partially offset by an increase in short-term investments.